Fair Values	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair Values

NOTE 5. FAIR VALUES

The Group classifies the fair values of financial instruments in three levels, according to the reliability of the inputs used to determine them.

Fair Value Level 1: The fair value of financial instruments traded in active markets (such as, publicly-traded derivatives, debt securities or available for sale) is based on the quoted prices of markets (unadjusted) as of the date of the reporting period. If the quote price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value Level 2: The fair value of financial instruments that are not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on the Group’s specific estimates. If all the significant inputs required to fair value and instrument are observable, the instrument is included in Level 2. If the inputs used to determine the price are not observable and significant, the instrument will be included in Level 3.

Fair Value Level 3: If one or more significant inputs are not based on observable market data, the instrument is included in Level 3. This is the case of unlisted equity instruments.

That is to say, when observable market prices are no longer available, the instrument will be transferred into Level 3. Only when an instrument has an observable listed price in the market, it will return to Level 1 and will keep that Level while it continues to be quoted. This is known as transfer among levels.

Valuation Techniques

Valuation techniques to determine fair values include:

•	Market or quoted prices for similar instruments.

•	Determining the estimated present value of instruments.

The valuation technique to determine the fair value Level 2 is based on inputs other than the quoted price included in Level 1 that are readily observable for the asset or liability (i.e., prices). For those instruments for which there is no secondary market and, if positions should be disposed of, the Group should sell to the Argentine Central Bank at the originally agreed-upon rate, as established by the Regulator, the price has been determinated based on such rate accrual.

The valuation technique to determine the fair value of Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:

(i)	Secondary market prices of securities under the same conditions, which have been quoted in the month of evaluation;

(ii)	prior-month bidding and/or secondary market prices, and will be taken depending on how representative they are;

(iii)	prior month spread applied to the sovereign curve;

(iv)	a specific margin is applied, determined based on comparable instruments historical return.

As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.

All the changes to valuation methods are previously discussed and approved by the Group’s key personnel.

The Group’s financial instruments measured at fair value at fiscal year-end are as follows:

Instruments Portfolio as of 12.31.18	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	70,097,764	—
Government Securities	2,952,344	1,278,048	469,414
Private Securities	308,755	36,270	792,568
Derivative Financial Instruments	—	1,785,640	—
Other Financial Assets	4,264,431	39,000	—
Other Debt Securities (*)	9,112,099	—	—
Financial Assets Pledged as Collateral	3,184,346	275,366	—
Equity Instruments	26,795	—	134,259
Liabilities
Liabilities at fair value through profit or loss	1,366,785	777,879	—
Derivative Financial Instruments	—	1,835,789	—

Total	18,481,985	70,898,420	1,396,241

(*)	It relates to Secured Bonds issued by Argentina measured at fair value with changes in OCI.

Instruments Portfolio as of 12.31.17	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	26,367,677	—	—
Government Securities	13,679,229	—	243,931
Private Securities	1,009,000	5,906	1,442,054
Derivative Financial Instruments	—	775,674	—
Other Financial Assets	4,516,227	57,582	—
Other Debt Securities (*)	142,450	—	—
Financial Assets Pledged as Collateral	2,249,914	—	—
Equity Instruments	28,233	—	83,690
Liabilities
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	—	846,331	—

Total	47,992,730	(7,169)	1,769,675

(*)	It relates to Secured Bonds issued by Argentina measured at fair value with changes in OCI.

Instruments Portfolio as of 01.01.17	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	16,158,217	—	—
Government Securities	7,110,319	1,972,400	576,840
Private Securities	778,214	10,541	2,211,213
Derivative Financial Instruments	—	229,436	—
Other Debt Securities (*)	930,257	—	—
Other Financial Assets	4,544,877	71,860	—
Financial Assets Pledged as Collateral	4,205,704	—	—
Equity Instruments	93,727	—	93,408
Liabilities
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	—	290,384	—

Total	33,821,315	1,993,853	2,881,461

(*)	It relates to Secured Bonds issued by Argentina measured at fair value with changes in OCI.

Changes in instruments included in fair value Level 3 are as follows:

Level 3	12.31.17	Transfers(*)	Purchases	Sales	Income (Loss)	Inflation Effect	12.31.18
Government Securities	243,931	1,255,553	10,382,946	(11,115,519)	149,564	(447,061)	469,414
Private Securities	1,442,054	389,298	6,352,483	(7,084,950)	372,340	(678,657)	792,568
Equity Instruments	83,690	—	—	—	86,938	(36,369)	134,259

Total	1,769,675	1,644,851	16,735,429	(18,200,469)	608,842	(1,162,087)	1,396,241

(*) They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	01.01.17.	Transfers(*)	Purchases	Sales	Income (Loss)	Inflation Effect	12.31.17
Government Securities	576,840	(234,067)	450,486	(504,713)	46,969	(91,584)	243,931
Private Securities	2,211,213	(434,784)	2,626,022	(2,789,653)	233,810	(404,554)	1,442,054
Equity Instruments	93,408	—	—	—	9,776	(19,494)	83,690

Total	2,881,461	(668,851)	3,076,508	(3,294,366)	290,555	(515,632)	1,769,675

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

The Group’s policy is to recognize transfers among fair value levels only as of year-end dates. They resulted from the transfer to Level 3 of the instruments that no longer have observable inputs as of the year-end the movement to Level 1 of the instruments that have observable quoted prices.

The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Assets/(Liabilities) Accounts	Carrying Amount	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	143,309,428	143,309,428	143,309,428	—	—
Loans and Other Financing	282,710,068	289,581,428	—	—	289,581,428
Other Financial Assets	9,047,932	9,047,932	9,047,932	—	—
Other Debt Securities	14,424,134	14,631,751	763,126	—	13,868,625
Repo Transactions	2,068,076	2,068,076	2,068,076	—	—
Financial Assets Pledged as Collateral	10,817,492	10,817,492	10,817,492	—	—
Liabilities
Deposits	360,097,275	359,875,025	—	—	359,875,025
Loans from the Argentine Central Bank and Other Financial Institutions	19,446,028	17,689,372	—	—	17,689,372
Debt Securities	29,983,653	29,269,086	29,269,086	—	—
Subordinated Debt Securities	9,767,874	8,513,061	—	—	8,513,061
Repo Transactions	1,948,559	1,944,965	—	—	1,944,965
Other Financial Liabilities	63,235,042	63,235,113	—	—	63,235,113